UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Stock Selector All Cap Fund

December 31, 2015

FSS-QTLY-0216
1.813022.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	2,833,028	$695,254
Fidelity Consumer Staples Central Fund (a)	2,728,704	595,485
Fidelity Energy Central Fund (a)	4,263,661	434,638
Fidelity Financials Central Fund (a)	12,739,990	1,075,765
Fidelity Health Care Central Fund (a)	2,478,510	882,473
Fidelity Industrials Central Fund (a)	2,524,535	572,236
Fidelity Information Technology Central Fund (a)	4,652,316	1,341,635
Fidelity Materials Central Fund (a)	818,790	164,429
Fidelity Telecom Services Central Fund (a)	865,646	144,087
Fidelity Utilities Central Fund (a)	1,331,502	191,230
TOTAL EQUITY CENTRAL FUNDS
(Cost $4,369,278)		6,097,232

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund, 0.33% (b)
(Cost $704)	703,663	704
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,369,982)		6,097,936
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,492)
NET ASSETS - 100%		$6,094,444

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows (values shown as $0 may reflect amounts less than $500.):

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$0
Fidelity Consumer Discretionary Central Fund	2,390
Fidelity Consumer Staples Central Fund	2,605
Fidelity Energy Central Fund	1,889
Fidelity Financials Central Fund	6,525
Fidelity Health Care Central Fund	1,497
Fidelity Industrials Central Fund	2,381
Fidelity Information Technology Central Fund	2,179
Fidelity Materials Central Fund	870
Fidelity Telecom Services Central Fund	1,119
Fidelity Utilities Central Fund	1,314
Total	$22,769

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$651,791	$39,859	$28,413	$695,254	44.1%
Fidelity Consumer Staples Central Fund	531,724	33,669	12,556	595,485	49.3%
Fidelity Energy Central Fund	383,522	75,817	17,467	434,638	51.1%
Fidelity Financials Central Fund	982,495	86,278	36,395	1,075,765	43.7%
Fidelity Health Care Central Fund	804,763	44,748	42,198	882,473	46.0%
Fidelity Industrials Central Fund	508,860	31,866	9,844	572,236	44.2%
Fidelity Information Technology Central Fund	1,162,489	199,882	144,284	1,341,635	46.9%
Fidelity Materials Central Fund	151,680	5,596	2,872	164,429	42.6%
Fidelity Telecom Services Central Fund	135,594	1,122	2,448	144,087	48.5%
Fidelity Utilities Central Fund	183,672	11,187	3,264	191,230	46.1%
Total	$5,496,590	$530,024	$299,741	$6,097,232

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $4,369,982,000. Net unrealized appreciation aggregated $1,727,954,000, of which $1,817,839,000 related to appreciated investment securities and $89,885,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016